Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2011
Derivative Instruments [Abstract]
Schedule Of Derivative Instruments In Statement Of Financial Position, Fair Value

	Notional amount		Fair value
	December 31,		December 31,
	2011	2010	2011	2010

Option contracts to hedge payroll expenses	$73,400	$58,000	$(2,920)	$2,423
Option contracts to hedge future anticipated payments relating to leasehold improvements	3,000	-	(28)	-
Forward contracts to hedge Israeli Treasury Bills	123,501	150,872	9,587	(8,775)

	$199,901	$208,872	$6,639	$(6,352)

Schedule Of Outstanding Derivative Instruments

		Fair value of derivative instruments
		December 31,
	Balance sheet location	2011	2010
Derivative assets:
Foreign exchange option contracts		$-	$2,425
Foreign exchange forward contracts		9,587	-

		$9,587	$2,425
Derivative liabilities:
Foreign exchange option contracts		$(2,948)	$(2)
Foreign exchange forward contracts		-	(8,775)

		$(2,948)	$(8,777)

Derivative assets	Other receivables and prepaid expenses	$9,587	$2,423
Derivative liabilities	Accrued expenses and other liabilities	$(2,948)	$(8,775)

Effect Of Derivative Instruments In Cash Flow Hedging Relationship On Income And Other Comprehensive Income

	Amount of gain (loss) recognized in OCI on derivative (effective portion)
	Year ended December 31,
	2011	2010	2009
Derivatives in cash flow hedging relationship:
Foreign exchange option contracts	$2,929	$(3,193)	$(1,171)
Foreign exchange forward contracts	10,537	(893)	2,888

	$13,466	(4,086)	$1,717

	Statements	Amount of gain (loss) reclassified from OCI into income (expenses) (effective portion)
	of income	Year ended December 31,
	line item	2011	2010	2009
Derivative in cash flow hedging relationship:
Foreign exchange option contracts	Cost of revenues and operating expenses	$(1,930)	$(1,127)	$670
Foreign exchange forward contracts	Cost of revenues and operating expenses	-	51	(2,665)
Foreign exchange forward contracts	Financial income	9,902	(39)	-

		$7,972	$(1,115)	$(1,995)